Leases (Tables)	12 Months Ended
Dec. 31, 2015
Leases, Operating [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Aggregate minimum annual rentals for wholly owned real estate investments owned by the Account through the non-cancelable lease term, excluding short-term residential leases, are as follows (in millions):

Years Ending December 31,
2016	$561.5
2017	522.2
2018	472.4
2019	418.1
2020	361.5
Thereafter	2,879.8

Total	$5,215.5